Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026	Jan. 16, 2026	Dec. 31, 2025
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable, Outstanding Principal		$ 3,140,973		$ 2,765,973
Convertible notes payable, Conversion Price (in Dollars per share)		$ 10
Less: Debt Discount		$ (1,570,996)		(2,382,599)
Total		1,569,977		383,374
The First Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable, Outstanding Principal		$ 1,580,556		1,580,556
Convertible notes payable, Interest Rate
Convertible notes payable, Conversion Price (in Dollars per share)	[1]	$ 10
Convertible notes payable, Maturity Date		January 2027
The Second Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable, Outstanding Principal		$ 1,185,417		$ 1,185,417
Convertible notes payable, Interest Rate
Convertible notes payable, Conversion Price (in Dollars per share)	[1]	$ 10
Convertible notes payable, Maturity Date		January 2027
The Third Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable, Outstanding Principal		$ 375,000	$ 300,000
Convertible notes payable, Interest Rate
Convertible notes payable, Conversion Price (in Dollars per share)	[1]	$ 10
Convertible notes payable, Maturity Date		January 2027

[1]	Variable conversion price, as further described below